Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details)	Dec. 31, 2022
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember